Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Energy Infrastructure Corporation
5100 W. 115th Place
Leawood, Kansas 66211
(913) 981-1020

under the

Investment Company Act of 1940

Securities Act File No.  333-165006
Investment Company Act File No. 811-21462

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940:

(1)	Titles of the classes of securities of Tortoise Energy Infrastructure Corporation (the “Company”) to be redeemed:

Series D Mandatory Redeemable Preferred Shares, liquidation preference $10.00 per share (CUSIP: 89147L2#6) (the “Series D MRPS”); and

Series E Mandatory Redeemable Preferred Shares, liquidation preference $10.00 per share (CUSIP: 89147L3#5) (the “Series E MRPS” and, together with the Series D MRPS, the “MRPS”)

(2)	Date on which the securities are intended to be redeemed:

The MRPS are intended to be redeemed on or about April 9, 2020 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are intended to be redeemed:

The MRPS are intended to be redeemed pursuant to Section 3(a)(iii) of the Articles Supplementary creating and fixing the rights of the MRPS, dated October 8, 2014.

(4)	The principal amount or number of shares and the basis upon which the securities intended to be redeemed are to be selected:

The Company intends to redeem, on a pro rata basis, the outstanding MRPS as set forth below:

Series	Number of Shares

Series D MRPS	6,836,061

Series E MRPS	6,433,939

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 7th day of April, 2020.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

By: /s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Chief Executive Officer